JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			R$ 1,929,594	R$ 4,230,917
Contribution to Empresa Brasil de Comunicacao (EBC)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits				1,238,068
Deposit converted into income	R$ 1,378,170
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			44,771	1,161,061
Deposit withdrawn by the company		R$ 1,126,810
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			551,937	518,474
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			503,246	484,649
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			278,685	270,612
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			239,220	273,264
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			141,759	134,688
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			55,425	45,846
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			39,672	37,965
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits			R$ 74,879	R$ 66,290